Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

The Company has assessed all events from March 31, 2026, up through the date of this report, which is the date that these consolidated financial statements are available to be issued, there are no material subsequent events that require disclosure in these consolidated financial statements.